June 3, 2011

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:   Office of Filings, Information & Consumer Services

Re:  Henderson Global Funds (the “Trust”)
         (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class I Shares of the Henderson Global Leaders Fund and the Henderson Japan Focus Fund and the Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 51 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on May 27, 2011 (Accession # 0000891804-11-002331).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           C. Yarbrough